PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Nature of Business

Nature of Business

The Company, through its subsidiary CytoSorbents, Inc. (as of October 28, 2014, known as CytoSorbents Medical, Inc.), is engaged in the research, development and commercialization of medical devices with its platform blood purification technology incorporating a proprietary adsorbent polymer technology. The Company, through CytoSorbents Europe, GmbH, its European subsidiary, has commenced initial sales and marketing related operations for the CytoSorb® device in the European Union. The Company is focused on developing this technology for multiple applications in the medical field, specifically to provide improved blood purification for the treatment of acute and chronic health complications associated with blood toxicity. In March 2011, the Company received CE Mark approval for its CytoSorb® device.

The technology is based upon biocompatible, highly porous polymer sorbent beads that are capable of extracting unwanted substances from blood and other bodily fluids. The technology is protected by 32 issued U.S. patents with multiple patent applications pending both in the U.S. and internationally. Our intellectual property consists of composition of matter, materials, methods of production systems incorporating the technology, and multiple medical uses with expiration dates ranging from 3 to 12 years.

Nature of Business

The Company, through its subsidiary, is engaged in the research, development and commercialization of medical devices with its platform blood purification technology incorporating a proprietary adsorbent polymer technology. The Company, through its European Subsidiary, has commenced initial sales and marketing related operations for the CytoSorb® device in the European Union. The Company is focused on developing this technology for multiple applications in the medical field, specifically to provide improved blood purification for the treatment of acute and chronic health complications associated with blood toxicity. In March 2011, the Company received CE Mark approval for its CytoSorb ® device. As of December 31, 2013, the Company had only limited commercial operations and, accordingly, is in the development stage. The Company has yet to generate any significant revenue and has no assurance of future revenue.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of CytoSorbents Corporation, the Parent, and its wholly-owned subsidiaries, CytoSorbents, Inc. (as of October 28, 2014, known as CytoSorbents Medical, Inc.) and CytoSorbents Europe GmbH. All significant intercompany transactions and balances have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of the Parent, CytoSorbents Corporation, and its wholly-owned subsidiaries, CytoSorbents, Inc. and CytoSorbents Europe GmbH. All significant intercompany transactions and balances have been eliminated in consolidation.

Development Stage Corporation		Development Stage Corporation The accompanying consolidated financial statements have been prepared in accordance with the provisions of accounting and reporting by development stage enterprises.
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.	Cash and Cash Equivalents The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.
Grants and Accounts Receivable

Grants and Accounts Receivable

Grants receivable represent amounts due from U.S. government agencies. Accounts receivable are unsecured, non-interest bearing customer obligations due under normal trade terms. The Company sells its devices to various hospitals and distributors. The Company performs ongoing credit evaluations of customers' financial condition. Management reviews accounts receivable periodically to determine collectability. Balances that are determined to be uncollectible are written off to the allowance for doubtful accounts. The allowance for doubtful accounts contains a general accrual for estimated bad debts and had a balance of $3,236 at September 30, 2014 and $-0- at December 31, 2013.

Accounts Receivable

Accounts receivable are unsecured, non-interest bearing customer obligations due under normal trade terms. The Company sells its devices to various hospitals and distributors. The Company performs ongoing credit evaluations of customers' financial condition. Management reviews accounts receivable periodically to determine collectability. Balances that are determined to be uncollectible are written off to the allowance for doubtful accounts. The allowance for doubtful accounts contains a general accrual for estimated bad debts and had a balance of zero at December 31, 2013 and December 31, 2012.

Short-Term Investments	Short-Term Investments Short-term investments include certificates of deposit with original maturities of greater than three months. The cost of the certificates of deposit approximates fair value.
Inventories

Inventories

Inventories are valued at the lower of cost or market. At September 30, 2014 and December 31, 2013, the Company's inventory was comprised of finished goods, which amounted to approximately $101,000 and $107,000, respectively; work in process which amounted to approximately $250,000 and $101,000, respectively; and raw materials, which amounted to approximately $36,000 and $38,000, respectively. Devices used in clinical trials or for research and development purposes are removed from inventory and charged to research and development expenses at the time of their use.

Inventories

Inventories are valued at the lower of cost or market. At December 31, 2013 and December 31, 2012 the Company's inventory was comprised of finished goods, which amounted to $107,098 and $438,790, respectively, work in process which amounted to $100,528 and $194,880, respectively and raw materials which amounted to $37,982 and $48,702, respectively. Devices used in clinical trials or for research and development purposes are removed from inventory and charged to research and development expenses at the time of their use.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the lesser of their economic useful lives or the term of the related leases. Gains and losses on depreciable assets retired or sold are recognized in the statements of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the lesser of their economic useful lives or the term of the related leases. Gains and losses on depreciable assets retired or sold are recognized in the statements of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Patents

Patents

Legal costs incurred to establish and successfully defend patents are capitalized. When patents are issued, capitalized costs are amortized on the straight-line method over the related patent term. In the event a patent is abandoned, the net book value of the patent is written off.

Patents

Legal costs incurred to establish and successfully defend patents are capitalized. When patents are issued, capitalized costs are amortized on the straight-line method over the related patent term. In the event a patent is abandoned, the net book value of the patent is written off.

Impairment or Disposal of Long-Lived Assets

Impairment or Disposal of Long-Lived Assets

The Company assesses the impairment of patents and other long-lived assets under accounting standards for the impairment or disposal of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value.

Impairment or Disposal of Long-Lived Assets

The Company assesses the impairment of patents and other long-lived assets under accounting standards for the impairment or disposal of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value.

Warrant Liability

Warrant Liability

The Company recognizes the fair value of the warrants as of the date of the warrant grant using the binomial lattice valuation model. At each subsequent reporting date, the Company again measures the fair value of the warrants, and records a change to the warrant liability as appropriate, and the change is reported in the statement of operations.

Revenue Recognition

Revenue Recognition

Product Sales: Revenues from sales of products are recognized at the time of delivery when title and risk of loss passes to the customer. Recognition of revenue also requires reasonable assurance of collection of sales proceeds and completion of all performance obligations.

Grant Revenue: Revenue from grant income is based on contractual agreements. Certain agreements provide for reimbursement of costs, while other agreements provide for reimbursement of costs and an overhead margin. Revenues are recognized when milestones have been achieved and revenues have been earned. Costs are recorded as incurred. Costs subject to reimbursement by these grants have been reflected as costs of revenue.

Deferred Revenue: The Company defers revenue that has been received but not yet earned on government contracts and product sales. This revenue will be recognized as income in the period in which the revenue is earned. All deferred revenue is expected to be earned within one year of the balance sheet date.

Revenue Recognition

Product Sales: Revenues from sales of products are recognized at the time of delivery when title and risk of loss passes to the customer. Recognition of revenue also requires reasonable assurance of collection of sales proceeds and completion of all performance obligations.

Grant Revenue: Revenue from grant income is based on contractual agreements. Certain agreements provide for reimbursement of costs, while other agreements provide for reimbursement of costs and an overhead margin. Revenues are recognized when milestones have been achieved and revenues have been earned. Costs are recorded as incurred. Costs subject to reimbursement by these grants have been reflected as costs of revenue.

Deferred Revenue: The Company defers revenue that has been received but not yet earned on government contracts. This revenue will be recognized as income in the period in which the revenue is earned. All deferred revenue is expected to be earned within a one year of the balance sheet date.

Research and Development	Research and Development All research and development costs, payments to laboratories and research consultants are expensed when incurred.	Research and Development All research and development costs, payments to laboratories and research consultants are expensed when incurred.
Advertising Expenses

Advertising Expenses

Advertising costs are charged to activities when incurred. Advertising expenses amounted to approximately $94,000 and $30,000 for the nine months ended September 30, 2014 and 2013, respectively, and is included in selling, general, and administrative expenses on the consolidated statement of operations.

Advertising Expenses

Advertising costs are charged to activities when incurred. Advertising expense amounted to approximately $269,000 and $23,000 in 2013 and 2012, respectively, and is included in selling, general, and administrative expenses on the consolidated statement of operations.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method prescribed by accounting standards for accounting for income taxes. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized. Under Section 382 of the Internal Revenue Code, the net operating losses generated prior to the reverse merger may be limited due to the change in ownership. Additionally, net operating losses generated subsequent to the reverse merger may be limited in the event of changes in ownership.

The Company follows accounting standards associated with uncertain tax positions. The Company had no unrecognized tax benefits at September 30, 2014 or December 31, 2013. The Company files tax returns in the U.S. federal and state jurisdictions. The Company currently has no open years prior to December 31, 2010 and has no income tax related penalties or interest for the periods presented in these financial statements.

The Company's European subsidiary, CytoSorbents Europe GmbH annually files a corporate tax return, VAT return and a trade tax return in Germany.

Income Taxes

Income taxes are accounted for under the asset and liability method prescribed by accounting standards for accounting for income taxes. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or the entire deferred tax asset will not be realized. Under Section 382 of the Internal Revenue Code the net operating losses generated prior to the reverse merger may be limited due to the change in ownership. Additionally, net operating losses generated subsequent to the reverse merger may be limited in the event of changes in ownership.

The Company follows the accounting standards associated with uncertain tax provisions. The Company had no unrecognized tax benefits at December 31, 2013 or 2012. The Company files tax returns in the U.S. federal and state jurisdictions. The Company currently has no open years prior to December 31, 2010 and has no income tax related penalties or interest for the periods presented in these financial statements.

Our European subsidiary, CytoSorbents Europe GmbH annually files a corporate tax return, VAT return, and a trade tax return in Germany.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. Significant estimates in these financials are the valuation of options granted, the valuation of preferred shares issued as stock dividends, valuation methods used to determine the fair value of the warrant liability, and valuation methods used in determining any debt discount associated with convertible securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. Significant estimates in these financials are the valuation of options granted and the valuation of preferred shares issued as stock dividends.

Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains cash balances, at times, with financial institutions in excess of amounts insured by the Federal Deposit Insurance Corporation. Management monitors the soundness of these institutions in an effort to minimize its collection risk of these balances.

As of September 30, 2014, four distributors and one hospital accounted for approximately 64% of outstanding grant and accounts receivable. At December 31, 2013, one U.S. government agency accounted for approximately 66% of outstanding accounts receivable. For the nine months ended September 30, 2014, approximately 19% of revenues were from one U.S. government agency, and no other agency, distributor, or direct customer represented more than 10% of the Company's revenue. For the nine months ended September 30, 2013, approximately 67% of revenues were from two U.S. government grant agencies, and no other agency, distributor, or direct customer represented more than 10% of the Company's revenue.

Concentration of Credit Risk

The Company maintains cash balances, at times, with financial institutions in excess of amounts insured by the Federal Deposit Insurance Corporation. Management monitors the soundness of these institutions in an effort to minimize its collection risk of these balances.

As of December 31, 2013, a U.S. Government agency accounted for approximately 66 percent of outstanding accounts receivable. At December 31, 2012, grant and accounts receivable consisted of direct hospital customers who in the aggregate represented 100% of outstanding accounts receivable, each of whom individually had more than 10 percent of outstanding accounts receivable. For the year ended December 31, 2013, approximately 62 percent of revenues were from two U.S. government agencies, and no other agency, distributor, or direct customer represented more than 10% of the Company's revenue. For the year ended December 31, 2012, approximately 81 percent of revenue was from a U.S. government grant agency.

Financial Instruments

Financial Instruments

The carrying values of cash and cash equivalents, short-term investments, accounts payable, notes payable, and other debt obligations approximate their fair values due to their short-term nature.

Financial Instruments The carrying values of cash and cash equivalents, accounts payable and other debt obligations approximate their fair values due to their short-term nature.
Net Loss Per Common Share

Net Loss Per Common Share

Basic EPS is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. The computation of Diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings (See Note 7).

Net Loss per Common Share

Basic EPS is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. The computation of diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. (See Note 11).

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for its stock-based compensation under the recognition requirements of accounting standards for accounting for stock-based compensation, for employees and directors whereby each option granted is valued at fair market value on the date of grant. Under these accounting standards, the fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model.

The Company also follows the guidance of accounting standards for accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods or services for equity instruments issued to consultants.

Stock-Based Compensation

The Company accounts for its stock-based compensation under the recognition requirements of accounting standards for accounting for stock-based compensation, for employees and directors whereby each option granted is valued at fair market value on the date of grant. Under these accounting standards, the fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model.

The Company also follows the guidance of accounting standards for accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods or services for equity instruments issued to consultants.

Effects of Recent Accounting Pronouncements

Effects of Recent Accounting Pronouncements

Accounting Standards Update (“ASU”) 2014-10, which for public business entities will be effective for annual reporting periods beginning after December 15, 2014 and interim periods therein, removes the definition of a development stage entity from the Accounting Standards Codification, thereby eliminating the financial reporting distinction between development stage entities from U.S. GAAP. Specifically eliminated are the requirements to (1) present inception-to-date information in the statements of income, cash flows, and shareholder equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development state entity that in prior years it had been in the development stage. The Company has adopted ASU 2014-10 within its September 30, 2014 financial statements.

In May 2014, the Financial Account Standards Board (“FASB”) issued ASU 2014-09, “Revenue with Contracts from Customers.” ASU 2014-09 supercedes the current revenue recognition guidance, including industry-specific guidance. The ASU introduces a five-step model to achieve its core principal of the entity recognizing revenue to depict the transfer of goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The updated guidance is effective for public entities for interim and annual periods beginning after December 15, 2016 and early adoption is not permitted. The Company is currently evaluating the impact of the updated guidance, but the Company does not believe that the adoption of ASU 2014-09 will have a significant impact on its consolidated financial statements.

Effects of Recent Accounting Pronouncements There have been no recently issued accounting standards which would have an impact on the Company's financial statements.
Shipping and Handling Costs

Shipping and Handling Costs

The costs of shipping product to customers and distributors is typically borne by the customer or distributor. The Company records other shipping and handling costs in Research and Development. Total freight costs amounted to approximately $77,000 and $17,000 for the nine months ended September 30, 2014 and September 30, 2013, respectively.

Shipping and Handling Costs

The Company records shipping and handling costs in Research and Development. Total freight costs amounted to approximately $33,000 and $65,000 for the years ended December 31, 2013 and 2012 respectively.